M O N A R C H  F U N D S
--------------------------------------
--------------------------------------

Treasury Cash Fund
Government Cash Fund
Cash Fund
                               SEMI-ANNUAL REPORT
                                February 29, 2000
--------------------------------------------------------------------------------

Dear Shareholders:

We are pleased to report that as of the end of the semi-annual period, combined assets of the Monarch Funds were at the $3 billion mark, up from $1.5 billion since February 1999. In addition to this growth, we are equally pleased to report that Monarch's Government Cash Fund, our oldest fund and our performance leader, continued to exhibit truly impressive performance. For the five years ended March 31, 2000, Universal Shares of the Fund were ranked #1 for total return out of 53 funds in the Government and Agencies Institutional category.(1) As usual, we caution you to remember that investment return will fluctuate, and past performance is not a guarantee of future results.

Since our report to you in August 1999, Universal Shares of Treasury Cash Fund and Investor Shares of Government Cash Fund have commenced operations and are attracting investors. Investor Shares' assets of the Funds combined now total nearly $800 million - up from $500 million since August. Offered since late 1995, the Investor class has lower investment minimums and check writing privileges, features designed to appeal to a broader range of investors. Universal and Institutional Shares, which are designed and customized to meet the needs of the business community, also continue to attract new investors.

As we approach our eighth year of operations, we assure you that we remain committed to helping you meet your financial goals. We thank you for your past and continuing confidence. Please feel free to call us with questions and concerns at 800-754-8757.

                                          Sincerely,

                                          /s/ John Y. Keffer
                                          John Y. Keffer
                                          Chairman

(1)As tracked by IBC Financial Data, Inc.'s MONEY FUND REPORT AVERAGES-TM- for that period. One other fund had the same total return for the five year period. The Fund also ranked #9 out of 93 funds for the year ended March 31, 2000. Five other funds had the same total return for the one year period.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS



FINANCIAL STATEMENTS OF MONARCH FUNDS

Statements of Assets and Liabilities......      2
Statements of Operations..................      3
Statements of Changes in Net Assets.......      4
Financial Highlights......................      5
Notes to Financial Statements.............      6
FINANCIAL STATEMENTS OF CORE TRUST
 (DELAWARE)...............................      9


--------------------------------------------------------------------------------

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IS NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY AFFILIATE OF A BANK. THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF A MONARCH FUNDS PROSPECTUS.

MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------


                                                        TREASURY      GOVERNMENT
                                                          CASH           CASH            CASH
                                                          FUND           FUND            FUND
                                                          ----           ----            ----

ASSETS:
  Investment in Portfolios at value (Notes 1 and
    2)..............................................  $316,017,724   $696,756,892   $1,793,448,938
LIABILITIES:
  Dividends payable.................................       150,183      1,191,433          155,708
  Payable to Administrator (Note 3).................        12,389         33,779           65,793
  Accrued expenses..................................       161,436        230,323          711,826
                                                      ------------   ------------   --------------
Total liabilities...................................       324,008      1,455,535          933,327
                                                      ------------   ------------   --------------
NET ASSETS..........................................  $315,693,716   $695,301,357   $1,792,515,611
                                                      ============   ============   ==============
COMPONENTS OF NET ASSETS:
  Paid in capital...................................  $315,679,859   $695,383,501   $1,792,534,754
  Undistributed (distributions in excess of) net
    investment income...............................        12,848        (34,950)              --
  Accumulated net realized gain (loss)..............         1,009        (47,194)         (19,143)
                                                      ------------   ------------   --------------
NET ASSETS..........................................  $315,693,716   $695,301,357   $1,792,515,611
                                                      ============   ============   ==============
NET ASSETS BY CLASS OF SHARES:
  Universal Shares..................................  $     46,158   $253,102,795   $   46,992,317
  Institutional Shares..............................   109,791,026    437,270,026    1,165,359,460
  Investor Shares...................................   205,856,532      4,928,536      580,163,834
                                                      ------------   ------------   --------------
NET ASSETS..........................................  $315,693,716   $695,301,357   $1,792,515,611
                                                      ============   ============   ==============
SHARES OF BENEFICIAL INTEREST:
  Universal Shares..................................        46,158    253,154,792       46,992,708
  Institutional Shares..............................   109,784,282    437,300,174    1,165,372,508
  Investor Shares...................................   205,849,420      4,928,536      580,169,535
NET ASSET VALUE PER SHARE (OFFERING
  AND REDEMPTION PRICE PER SHARE)...................  $       1.00   $       1.00   $         1.00


See Notes to Financial Statements.

2

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------



                                                         TREASURY     GOVERNMENT
                                                           CASH          CASH          CASH
                                                           FUND          FUND          FUND
                                                           ----          ----          ----

NET INVESTMENT INCOME ALLOCATED FROM
 PORTFOLIOS:
  Interest income.....................................  $7,747,135   $21,914,915    $38,006,257
  Net expenses........................................    (189,902)     (464,910)      (762,023)
                                                        ----------   -----------    -----------
Net investment income allocated from Portfolios (Note
 2)...................................................   7,557,233    21,450,005     37,244,234
                                                        ----------   -----------    -----------
EXPENSES:
  Administration (Note 3).............................
    Universal Shares..................................         827        63,120         21,131
    Institutional Shares..............................      11,291       133,030        202,571
    Investor Shares...................................      59,969           295        105,840
  Transfer Agent (Note 3).............................
    Universal Shares..................................       1,623        82,558         25,623
    Institutional Shares..............................      49,915       540,850        818,280
    Investor Shares...................................     247,297         1,941        428,706
  Shareholder Services (Note 3).......................
    Institutional Shares..............................      45,165       532,118        810,285
    Investor Shares...................................     239,876         1,179        423,362
  Distribution--Investor Shares (Note 3)..............     299,845         1,473        529,202
  Legal...............................................       2,060         6,138          8,090
  Audit...............................................       2,128         3,318          5,197
  Trustees............................................       2,829         7,564         11,007
  Miscellaneous.......................................       6,230        10,868         49,283
                                                        ----------   -----------    -----------
Total expenses........................................     969,055     1,384,452      3,438,577
  Fees waived (Note 4)................................     (37,320)      (58,636)       (13,515)
                                                        ----------   -----------    -----------
Net expenses..........................................     931,735     1,325,816      3,425,062
                                                        ----------   -----------    -----------

NET INVESTMENT INCOME.................................   6,625,498    20,124,189     33,819,172

NET REALIZED GAIN ON INVESTMENTS ALLOCATED FROM
 PORTFOLIOS (Note 2)..................................       7,024           685             --
                                                        ----------   -----------    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS............  $6,632,522   $20,124,874    $33,819,172
                                                        ==========   ===========    ===========


See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED AUGUST 31, 1999 AND
THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------


                                                                           TREASURY        GOVERNMENT
                                                                             CASH             CASH             CASH
                                                                             FUND             FUND             FUND
                                                                             ----             ----             ----

NET ASSETS--AUGUST 31, 1998...........................................  $   149,079,267  $   697,261,873  $   572,644,920
----------------------------                                            ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income...............................................        8,344,852       38,481,948       31,487,584
  Net realized gain (loss) on investments allocated from Portfolios...           (6,015)          23,462             (540)
                                                                        ---------------  ---------------  ---------------
Net increase in net assets from operations............................        8,338,837       38,505,410       31,487,044
                                                                        ---------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Universal Shares.............................               --      (14,457,237)      (3,148,222)
  Net investment income--Institutional Shares.........................       (3,087,529)     (24,024,711)     (18,027,323)
  Net investment income--Investor Shares..............................       (5,244,477)              --      (10,312,039)
  Net realized gain on investments--Universal Shares..................               --               --               --
  Net realized gain on investments--Institutional Shares..............           (2,466)              --               --
  Net realized gain on investments--Investor Shares...................          (10,380)              --               --
                                                                        ---------------  ---------------  ---------------
Total distributions to shareholders...................................       (8,344,852)     (38,481,948)     (31,487,584)
                                                                        ---------------  ---------------  ---------------
CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
  Sale of shares--Universal Shares....................................               --    4,992,484,737    1,617,048,054
  Sale of shares--Institutional Shares................................    1,124,348,109    3,506,430,546    1,884,729,920
  Sale of shares--Investor Shares.....................................      942,002,721               --    1,768,540,044
  Reinvestment of distributions--Universal Shares.....................               --        8,688,552        2,084,403
  Reinvestment of distributions--Institutional Shares.................          618,067       12,692,772       11,407,856
  Reinvestment of distributions--Investor Shares......................        5,248,499               --       10,302,231
  Redemption of shares--Universal Shares..............................               --   (4,977,278,007)  (1,612,097,627)
  Redemption of shares--Institutional Shares..........................   (1,160,952,295)  (3,507,516,470)  (1,625,948,769)
  Redemption of shares--Investor Shares...............................     (772,580,277)              --   (1,691,175,653)
                                                                        ---------------  ---------------  ---------------
Net increase from capital transactions................................      138,684,824       35,502,130      364,890,459
                                                                        ---------------  ---------------  ---------------
Net increase in net assets............................................      138,678,809       35,525,592      364,889,919
                                                                        ---------------  ---------------  ---------------
NET ASSETS--AUGUST 31, 1999 (INCLUDING LINE (A))......................      287,758,076      732,787,465      937,534,839
------------------------------------                                    ---------------  ---------------  ---------------
OPERATIONS:
  NET INVESTMENT INCOME...............................................        6,625,498       20,124,189       33,819,172
  NET REALIZED GAIN ON INVESTMENTS ALLOCATED FROM PORTFOLIOS..........            7,024              685               --
                                                                        ---------------  ---------------  ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS............................        6,632,522       20,124,874       33,819,172
                                                                        ---------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME--UNIVERSAL SHARES.............................          (89,282)      (6,782,270)      (2,326,633)
  NET INVESTMENT INCOME--INSTITUTIONAL SHARES.........................       (1,116,345)     (13,312,577)     (21,025,590)
  NET INVESTMENT INCOME--INVESTOR SHARES..............................       (5,419,871)         (29,342)     (10,466,949)
                                                                        ---------------  ---------------  ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...................................       (6,625,498)     (20,124,189)     (33,819,172)
                                                                        ---------------  ---------------  ---------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  SALE OF SHARES--UNIVERSAL SHARES....................................      353,090,876    2,598,115,962      768,725,108
  SALE OF SHARES--INSTITUTIONAL SHARES................................      602,656,974    1,972,229,004    2,096,939,402
  SALE OF SHARES--INVESTOR SHARES.....................................      822,775,339        7,386,735    1,058,761,788
  REINVESTMENT OF DISTRIBUTIONS--UNIVERSAL SHARES.....................           89,282        4,162,921        1,698,414
  REINVESTMENT OF DISTRIBUTIONS--INSTITUTIONAL SHARES.................          381,711       10,418,750       18,868,502
  REINVESTMENT OF DISTRIBUTIONS--INVESTOR SHARES......................        5,413,740           29,342       10,464,863
  REDEMPTION OF SHARES--UNIVERSAL SHARES..............................     (353,134,000)  (2,626,724,901)    (822,136,619)
  REDEMPTION OF SHARES--INSTITUTIONAL SHARES..........................     (548,383,650)  (2,000,617,065)  (1,519,857,148)
  REDEMPTION OF SHARES--INVESTOR SHARES...............................     (854,961,656)      (2,487,541)    (758,483,538)
                                                                        ---------------  ---------------  ---------------
NET INCREASE (DECREASE) FROM CAPITAL TRANSACTIONS.....................       27,928,616      (37,486,793)     854,980,772
                                                                        ---------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS.................................       27,935,640      (37,486,108)     854,980,772
                                                                        ---------------  ---------------  ---------------
NET ASSETS--FEBRUARY 29, 2000 (INCLUDING LINE (B))....................  $   315,693,716  $   695,301,357  $ 1,792,515,611
                                                                        ===============  ===============  ===============
--------------------------------------
(A) UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME,
    AUGUST 31, 1999...................................................  $        12,848  $       (34,950) $            --
(B) UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME,
    FEBRUARY 29, 2000.................................................  $        12,848  $       (34,950) $            --


See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Unaudited)
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share of each class of each Fund outstanding during the years or periods indicated.

                                                                                                      RATIOS TO AVERAGE
                                                                                                          NET ASSETS
                                          BEGINNING              DISTRIBUTIONS               ------------------------------------
                                          NET ASSET     NET        FROM NET     ENDING NET                                NET
                                          VALUE PER  INVESTMENT   INVESTMENT    ASSET VALUE     GROSS        NET      INVESTMENT
                                            SHARE      INCOME       INCOME       PER SHARE   EXPENSES(A)   EXPENSES     INCOME
                                            -----      ------       ------       ---------   -----------   --------     ------

TREASURY CASH FUND
Universal Shares
    December 30, 1999 - February 29,
    2000................................   $  1.00    $   0.01    $    (0.01)     $ 1.00      0.29%(b)     0.20%(b)    5.40%(b)
Institutional Shares
    Six Months ended February 29,
    2000................................      1.00        0.02         (0.02)       1.00      0.61%(b)     0.46%(b)    4.94%(b)
    Year ended August 31, 1999..........      1.00        0.04         (0.04)       1.00      0.62%        0.45%       4.43%
    Year ended August 31, 1998..........      1.00        0.05         (0.05)       1.00      0.67%        0.45%       5.00%
    Year ended August 31, 1997..........      1.00        0.05         (0.05)       1.00      0.66%        0.45%       4.89%
    Year ended August 31, 1996..........      1.00        0.05         (0.05)       1.00      0.69%        0.45%       5.01%
    Year ended August 31, 1995..........      1.00        0.05         (0.05)       1.00      0.86%        0.42%       5.18%
Investor Shares
    Six Months ended February 29,
    2000................................      1.00        0.02         (0.02)       1.00      0.85%(b)     0.85%(b)    4.52%(b)
    Year ended August 31, 1999..........      1.00        0.04         (0.04)       1.00      0.89%        0.83%       4.02%
    Year ended August 31, 1998..........      1.00        0.05         (0.05)       1.00      0.91%        0.82%       4.62%
    Year ended August 31, 1997..........      1.00        0.05         (0.05)       1.00      0.97%        0.83%       4.55%
    October 25, 1995 - August 31,
    1996................................      1.00        0.04         (0.04)       1.00      1.33%(b)     0.83%(b)    4.50%(b)

GOVERNMENT CASH FUND
Universal Shares
    Six Months ended February 29,
    2000................................      1.00        0.03         (0.03)       1.00      0.24%(b)     0.20%(b)    5.37%(b)
    Year ended August 31, 1999..........      1.00        0.05         (0.05)       1.00      0.25%        0.18%       4.88%
    Year ended August 31, 1998..........      1.00        0.05         (0.05)       1.00      0.26%        0.18%       5.48%
    Year ended August 31, 1997..........      1.00        0.05         (0.05)       1.00      0.26%        0.17%       5.35%
    Year ended August 31, 1996..........      1.00        0.05         (0.05)       1.00      0.28%        0.19%       5.43%
    Year ended August 31, 1995..........      1.00        0.06         (0.06)       1.00      0.52%        0.24%       5.46%
Institutional Shares
    Six Months ended February 29,
    2000................................      1.00        0.02         (0.02)       1.00      0.58%(b)     0.58%(b)    5.00%(b)
    Year ended August 31, 1999..........      1.00        0.05         (0.05)       1.00      0.59%        0.57%       4.50%
    Year ended August 31, 1998..........      1.00        0.05         (0.05)       1.00      0.58%        0.57%       5.09%
    Year ended August 31, 1997..........      1.00        0.05         (0.05)       1.00      0.57%        0.57%       4.95%
    Year ended August 31, 1996..........      1.00        0.05         (0.05)       1.00      0.57%        0.57%       5.06%
    Year ended August 31, 1995..........      1.00        0.05         (0.05)       1.00      0.66%        0.54%       5.39%
Investor Shares
    December 30, 1999 - February 29,
    2000................................      1.00        0.01         (0.01)       1.00      0.95%(b)     0.84%(b)    4.98%(b)

CASH FUND
Universal Shares
    Six Months ended February 29,
    2000................................      1.00        0.03         (0.03)       1.00      0.23%(b)     0.20%(b)    5.51%(b)
    Year ended August 31, 1999..........      1.00        0.05         (0.05)       1.00      0.25%        0.18%       4.99%
    Year ended August 31, 1998..........      1.00        0.06         (0.06)       1.00      0.29%        0.18%       5.48%
    Year ended August 31, 1997..........      1.00        0.05         (0.05)       1.00      0.47%        0.23%       5.32%
    Year ended August 31, 1996..........      1.00        0.05         (0.05)       1.00      0.43%        0.27%       5.48%
    Year ended August 31, 1995..........      1.00        0.06         (0.06)       1.00      0.56%        0.27%       5.59%
Institutional Shares
    Six Months ended February 29,
    2000................................      1.00        0.03         (0.03)       1.00      0.58%(b)     0.58%(b)    5.19%(b)
    Year ended August 31, 1999..........      1.00        0.05         (0.05)       1.00      0.60%        0.57%       4.56%
    Year ended August 31, 1998..........      1.00        0.05         (0.05)       1.00      0.61%        0.57%       5.11%
    Year ended August 31, 1997..........      1.00        0.05         (0.05)       1.00      0.60%        0.57%       4.97%
    Year ended August 31, 1996..........      1.00        0.05         (0.05)       1.00      0.60%        0.57%       5.10%
    Year ended August 31, 1995..........      1.00        0.05         (0.05)       1.00      0.69%        0.54%       5.33%
Investor Shares
    Six Months ended February 29,
    2000................................      1.00        0.02         (0.02)       1.00      0.84%(b)     0.84%(b)    4.94%(b)
    Year ended August 31, 1999..........      1.00        0.04         (0.04)       1.00      0.85%        0.83%       4.30%
    Year ended August 31, 1998..........      1.00        0.05         (0.05)       1.00      0.86%        0.83%       4.86%
    Year ended August 31, 1997..........      1.00        0.05         (0.05)       1.00      0.85%        0.83%       4.72%
    Year ended August 31, 1996..........      1.00        0.05         (0.05)       1.00      0.96%        0.83%       4.68%
    June 16, 1995 - August 31, 1995.....      1.00        0.01         (0.01)       1.00      3.76%(b)     0.84%(b)    5.32%(b)

                                                      NET ASSETS
                                                      AT END OF
                                                        PERIOD
                                            TOTAL       (000'S
                                            RETURN     OMITTED)
                                            ------     --------

TREASURY CASH FUND
Universal Shares
    December 30, 1999 - February 29,
    2000................................   0.93%      $       46
Institutional Shares
    Six Months ended February 29,
    2000................................   2.46%         109,791
    Year ended August 31, 1999..........   4.50%          55,134
    Year ended August 31, 1998..........   5.11%          91,122
    Year ended August 31, 1997..........   4.98%          40,830
    Year ended August 31, 1996..........   5.15%          79,259
    Year ended August 31, 1995..........   5.28%          28,530
Investor Shares
    Six Months ended February 29,
    2000................................   2.27%         205,857
    Year ended August 31, 1999..........   4.10%         232,624
    Year ended August 31, 1998..........   4.72%          57,957
    Year ended August 31, 1997..........   4.58%          30,118
    October 25, 1995 - August 31,
    1996................................   4.00%           3,980
GOVERNMENT CASH FUND
Universal Shares
    Six Months ended February 29,
    2000................................   2.70%         253,103
    Year ended August 31, 1999..........   5.00%         277,548
    Year ended August 31, 1998..........   5.63%         253,644
    Year ended August 31, 1997..........   5.49%         230,410
    Year ended August 31, 1996..........   5.59%         248,986
    Year ended August 31, 1995..........   5.78%         182,546
Institutional Shares
    Six Months ended February 29,
    2000................................   2.51%         437,270
    Year ended August 31, 1999..........   4.59%         455,239
    Year ended August 31, 1998..........   5.22%         443,618
    Year ended August 31, 1997..........   5.06%         245,157
    Year ended August 31, 1996..........   5.18%         256,244
    Year ended August 31, 1995..........   5.46%         186,620
Investor Shares
    December 30, 1999 - February 29,
    2000................................   0.84%           4,929
CASH FUND
Universal Shares
    Six Months ended February 29,
    2000................................   2.78%          46,992
    Year ended August 31, 1999..........   5.09%          98,705
    Year ended August 31, 1998..........   5.65%          91,671
    Year ended August 31, 1997..........   5.43%          18,453
    Year ended August 31, 1996..........   5.53%           3,272
    Year ended August 31, 1995..........   5.75%          26,525
Institutional Shares
    Six Months ended February 29,
    2000................................   2.59%       1,165,359
    Year ended August 31, 1999..........   4.68%         569,409
    Year ended August 31, 1998..........   5.24%         299,220
    Year ended August 31, 1997..........   5.07%         152,041
    Year ended August 31, 1996..........   5.22%          89,733
    Year ended August 31, 1995..........   5.23%          73,802
Investor Shares
    Six Months ended February 29,
    2000................................   2.46%         580,164
    Year ended August 31, 1999..........   4.41%         269,421
    Year ended August 31, 1998..........   4.97%         181,754
    Year ended August 31, 1997..........   4.81%          76,480
    Year ended August 31, 1996..........   4.95%          32,731
    June 16, 1995 - August 31, 1995.....   1.13%           4,665

(a) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding fee waivers and expense reimbursements, if any.
(b)  Annualized.

See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF ORGANIZATION

Monarch Funds (the "Trust") was organized as a Delaware business trust on July 10, 1992. The Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, (the "Act"), currently has three diversified investment portfolios, Treasury Cash Fund, Government Cash Fund and Cash Fund (each, a "Fund"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund currently is authorized to issue three classes of shares, Universal Shares, Institutional Shares and Investor Shares. The Trust commenced the offering of each class of shares as follows and no other class of shares currently is outstanding:



Treasury Cash Fund (Universal Shares)                   December 30, 1999
Treasury Cash Fund (Institutional Shares)                   July 12, 1993
Treasury Cash Fund (Investor Shares)                     October 25, 1995
Government Cash Fund (Universal Shares)                  October 29, 1992
Government Cash Fund (Institutional Shares)                 July 15, 1993
Government Cash Fund (Investor Shares)                  December 30, 1999
Cash Fund (Universal Shares)                             December 1, 1992
Cash Fund (Institutional Shares)                            July 15, 1993
Cash Fund (Investor Shares)                                 June 16, 1995


MASTER FEEDER ARRANGEMENT-Each Fund currently seeks to achieve its investment objective by investing all its investable assets in a separate portfolio (each, a "Portfolio") of Core Trust (Delaware) ("Core Trust"), a registered open-end management investment company that has the same investment objective and substantially similar policies as the Fund. Each Portfolio directly acquires securities, and a Fund investing in the Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in a Portfolio as a partnership investment, and records daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Trust's Board of Trustees (the "Board") determines that it is in the best interest of the Fund and its shareholders to do so. This is commonly referred to as a master-feeder arrangement.

The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. As of February 29, 2000, the percentage of Treasury Cash Portfolio owned by Treasury Cash Fund was 75.4%; the percentage of Government Cash Portfolio owned by Government Cash Fund was 92.0%; and the percentage of Cash Portfolio owned by Cash Fund was 95.8%.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

SECURITY VALUATION-Each Fund determines its net asset value per share as of 1:00 p.m., Pacific time, on each business day. Each Fund records its investment in its Portfolio at value. Valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of Core Trust (Delaware), which are included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES-Each Fund records daily its pro rata share of its Portfolio's income, expenses and realized gain and loss. In addition, each Fund accrues its own expenses.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------
CLASS SPECIFIC EXPENSES-Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include administration fees, shareholder servicing fees, transfer agent fees and certain other expenses as determined by the Board. Institutional Shares and Investor Shares incur shareholder servicing fees and Investor Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

FEDERAL TAXES-Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of February 29, 2000, certain Funds had capital loss carryovers available to offset future capital gains as follows: Cash Fund - $6,210 expiring in 2004 and $10,851 expiring in 2005; and Government Cash Fund - $6,661 expiring in 2005 and $40,840 expiring in 2006.

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities, timing differences and differing characterizations.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER-The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from each Portfolio based upon the total average daily net assets of the Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets.

ADMINISTRATOR-The administrator of each Fund is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Fund a fee at an annual rate of 0.05% of the Fund's average daily net assets.

TRANSFER AGENT-The transfer agent and dividend disbursing agent for the Funds is Forum Shareholder Services, LLC ("FSS"). FSS is paid a fee at an annual rate of 0.20% of the average daily net assets of Institutional Shares and Investor Shares of each Fund and 0.05% of the average daily net assets of Universal Shares of each Fund, plus certain account and additional Fund and class charges.

SHAREHOLDER SERVICE AGENT-The Trust has adopted a shareholder servicing plan with respect to Institutional Shares and Investor Shares under which the Trust pays FAdS a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets attributable to Institutional Shares and Investor Shares of each Fund. FAdS may pay any or all amounts of these fees to various institutions that provide shareholder servicing to their customers who hold Institutional Shares or Investor Shares.

DISTRIBUTOR-Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act with respect to Investor Shares under which the Trust pays FFS a distribution fee at an annual rate of 0.25% of the average daily net assets of Investor Shares of each Fund. FFS may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for Investor Shares. The plan obligates the Funds to pay FFS as compensation for FFS's services and not as reimbursement for certain expenses incurred.

MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------
NOTE 4. WAIVER OF FEES

FAdS and FSS voluntarily waived a portion of their fees for the six months ended February 29, 2000, as follows: Investor Shares shareholder servicing fee:
Government Cash Fund $626. Institutional Shares shareholder servicing fee:
Treasury Cash Fund $35,879, and Government Cash Fund $8,100. Universal Shares transfer agent fees: Treasury Cash Fund $614, Government Cash Fund $49,910, and Cash Fund $13,515. Universal Shares administration fees: Treasury Cash Fund $827.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- TREASURY CASH PORTFOLIO
FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------



    FACE                 SECURITY
   AMOUNT              DESCRIPTION               VALUE
------------  ------------------------------  ------------

U.S. TREASURY BILLS (A) (73.3%)
$310,000,000  5.85%, 4/27/00................  $307,207,159
                                              ------------
CASH MANAGEMENT ACCOUNTS (9.7%)
  20,364,000  Dreyfus Prime Treasury Cash
                Management Fund.............    20,364,000
  20,350,000  Dreyfus Treasury Cash
                Management Fund.............    20,350,000
                                              ------------
                                                40,714,000
                                              ------------
REPURCHASE AGREEMENTS (17.0%)
  20,960,000  BA Securities, Inc., 5.66%,
                3/1/00, to be repurchased at
                $20,963,295; collateralized
                by various U.S. Treasury
                securities..................    20,960,000
  50,000,000  Donaldson, Lufkin & Jenrette
                Securities Corp., 5.75%,
                3/1/00, to be repurchased at
                $50,007,986; collateralized
                by various U.S. Treasury
                securities..................    50,000,000
                                              ------------
Total Repurchase Agreements                     70,960,000
                                              ------------
Total Investments (100%) at Amortized Cost    $418,881,159
                                              ============


(A) Annualized yields at time of purchase.

See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- GOVERNMENT CASH PORTFOLIO
FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------



   FACE                 SECURITY
  AMOUNT              DESCRIPTION               VALUE
-----------  ------------------------------  ------------

U. S. GOVERNMENT SECURITIES (84.1%)
FEDERAL HOME LOAN BANK (B) (2.0%)
$15,000,000  6.28%, 4/7/00.................  $ 15,000,000
                                             ------------
FEDERAL HOME LOAN BANK--DISCOUNT
NOTES (A) (33.1%)
 20,000,000  5.76%, 3/1/00.................    20,000,000
230,000,000  5.82%, 3/1/00.................   230,000,000
                                             ------------
Total Federal Home Loan Bank--Discount
Notes                                         250,000,000
                                             ------------
SMALL BUSINESS ADMINISTRATION (B) (9.4%)
    215,188  Pool #500545, 8.38%,
               3/25/03.....................       215,188
    427,977  Pool #501077, 7.00%,
               11/25/14....................       427,977
  1,866,701  Pool #501308, 7.00%,
               10/25/15....................     1,899,761
  1,608,510  Pool #501543, 6.88%,
               7/25/16.....................     1,609,833
    326,369  Pool #501628, 8.38%,
               9/25/04.....................       326,369
    579,133  Pool #501690, 6.63%,
               12/25/16....................       581,035
    886,401  Pool #501898, 6.75%,
               7/25/17.....................       888,424
  3,255,951  Pool #502150, 6.50%,
               2/25/18.....................     3,301,295
    224,760  Pool #502161, 6.50%,
               2/25/18.....................       224,760
  2,043,607  Pool #502208, 6.50%,
               2/25/18.....................     2,068,142
    264,504  Pool #502306, 6.50%,
               2/25/18.....................       264,504
  1,013,447  Pool #502613, 6.50%,
               4/25/19.....................     1,013,447
    618,500  Pool #503058, 6.38%,
               7/25/15.....................       618,500
  1,183,181  Pool #503082, 6.38%,
               8/25/20.....................     1,183,181
    778,392  Pool #503120, 6.38%,
               10/25/20....................       778,392
    354,421  Pool #503121, 6.38%,
               8/25/15.....................       354,421
  1,193,358  Pool #503232, 6.13%,
               2/25/15.....................     1,193,358
    563,201  Pool #503278, 6.13%,
               2/25/21.....................       563,221
  2,019,563  Pool #503431, 6.25%,
               7/25/21.....................     2,020,608
  1,961,418  Pool #503461, 6.25%,
               9/25/21.....................     1,962,387
  1,171,496  Pool #503472, 6.25%,
               8/25/21.....................     1,172,040
    614,804  Pool #503553, 6.13%,
               11/25/21....................       613,374
  4,157,763  Pool #503671, 6.13%,
               3/25/22.....................     4,157,763
  1,315,315  Pool #503754, 6.13%,
               5/25/22.....................     1,315,315
    771,634  Pool #503780, 6.13%,
               3/25/22.....................       772,669
  3,203,184  Pool #503882, 6.00%,
               9/25/22.....................     3,199,678
  2,052,842  Pool #503892, 6.13%,
               7/25/22.....................     2,057,062
  4,592,539  Pool #503909, 6.00%,
               10/25/22....................     4,589,851
  2,186,218  Pool #504015, 6.00%,
               1/25/23.....................     2,185,663
  4,516,798  Pool #504062, 6.00%,
               2/25/23.....................     4,516,798
  3,777,576  Pool #504074, 6.00%,
               2/25/23.....................     3,777,576
  1,640,648  Pool #504203, 6.13%,
               7/25/13.....................     1,645,620
  1,534,754  Pool #504269, 6.13%,
               5/25/15.....................     1,537,972
  1,329,816  Pool #504345, 6.13%,
               5/25/18.....................     1,329,816
  5,393,413  Pool #504366, 5.88%,
               2/25/24.....................     5,388,610
 11,368,738  Pool #504719, 5.38%,
               7/25/24.....................    11,368,738
                                             ------------
Total Small Business Administration            71,123,348
                                             ------------



STUDENT LOAN MARKETING ASSOCIATION (B) (6.6%)
$20,000,000  6.41%, 3/3/00.................  $ 20,000,000

   FACE                 SECURITY
  AMOUNT              DESCRIPTION               VALUE
-----------  ------------------------------  ------------

 15,000,000  6.27%, 2/21/01................    15,000,000
 15,000,000  6.33%, 8/14/01................    15,000,000
                                             ------------
Total Student Loan Marketing Association       50,000,000
                                             ------------
STUDENT LOAN MARKETING ASSOCIATION -- DISCOUNT NOTES
(A) (19.9%)
150,000,000  5.82%, 3/1/00.................   150,000,000
                                             ------------
U.S. TREASURY BILLS (A) (13.1%)
100,000,000  5.71%, 4/27/00................    99,095,917
                                             ------------
Total U.S. Government Securities              635,219,265
                                             ------------
REPURCHASE AGREEMENTS (15.9%)
120,000,000  Bear, Stearns & Co., Inc.,
               5.80%, 3/6/00, to be
               repurchased at $135,532,411;
               collateralized by various
               U.S. Government
               securities..................   120,000,000
                                             ------------
Total Investments (100%) at Amortized Cost   $755,219,265
                                             ============


(A) Annualized yields at time of purchase.

(B) Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on February 29, 2000.

See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS -- CASH PORTFOLIO
FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------



   FACE                      SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------  ----------------------------------------  --------------

U. S. GOVERNMENT SECURITIES (2.1%)
SMALL BUSINESS ADMINISTRATION (B) (2.1%)
$   152,643  Pool #500536, 7.50%, 5/25/13............  $      153,374
    287,379  Pool #500730, 8.38%, 2/25/04............         287,379
    489,668  Pool #501733, 6.50%, 2/25/17............         494,047
    687,626  Pool #501989, 6.63%, 10/25/12...........         689,090
     93,426  Pool #502914, 6.50%, 3/25/15............          93,426
  1,417,684  Pool #503121, 6.38%, 8/25/15............       1,417,684
  2,736,817  Pool #503429, 6.25%, 6/25/16............       2,736,817
    490,354  Pool #503461, 6.25%, 9/25/21............         490,605
  2,265,034  Pool #503553, 6.13%, 11/25/21...........       2,259,189
  1,972,972  Pool #503754, 6.13%, 5/25/22............       1,972,972
  3,061,087  Pool #503882, 6.00%, 9/25/22............       3,057,761
  3,821,758  Pool #503912, 6.00%, 10/25/22...........       3,819,569
  4,176,585  Pool #504015, 6.00%, 1/25/23............       4,175,417
 16,993,254  Pool #504366, 5.88%, 2/26/24............      16,978,062
                                                       --------------
Total Small Business Administration                        38,625,392
                                                       --------------
Total U.S. Government Securities                           38,625,392
                                                       --------------
COMMERCIAL PAPER (A) (60.5%)
 55,000,000  American Express Credit Corp., 5.85%,
               3/17/00...............................      54,859,689
 80,000,000  Bellsouth Capital Corp., 5.92%,
               4/3/00................................      79,576,133
 80,000,000  British Aerospace, 5.98%, 3/10/00.......      79,882,800
 80,000,000  CIT Group Holdings, Inc., 5.92%,
               3/20/00...............................      79,755,111
 50,000,000  Coca Cola Co., 5.84%, 3/24/00...........      49,816,958
 80,000,000  Deutsche Bank Securities, 5.90%,
               3/20/00...............................      79,755,956
 35,000,000  DuPont (E.I.) de Nemours, 5.87%,
               3/22/00...............................      34,882,604
 80,000,000  Ford Motor Credit Corp., 5.90%,
               3/20/00...............................      79,755,956
 15,000,000  General Electric Capital Corp., 5.94%,
               3/6/00................................      14,988,146
 30,000,000  General Electric Capital Corp., 5.89%,
               3/22/00...............................      29,894,217
 60,000,000  Goldman Sachs, 5.99%, 2/25/00...........      59,678,250
 75,000,000  Lucent Technologies, Inc., 5.83%,
               3/15/00...............................      74,832,875
 29,400,000  Merck & Co., Inc., 5.86%, 3/15/00.......      29,334,258
 80,000,000  Merrill Lynch & Co., Inc., 5.87%,
               3/14/00...............................      79,833,600
 75,000,000  Prudential Funding Corp., 5.84%,
               3/22/00...............................      74,749,313


   FACE                      SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------  ----------------------------------------  --------------

$70,000,000  Salomon Smith Barney, 5.88%, 3/16/00....  $   69,832,000
 50,000,000  UBS Finance, Inc., 5.91%, 3/1/00........      50,000,000
 80,000,000  Warner Lambert Co., 5.88%, 3/20/00......      79,756,800
 30,000,000  Washington Post Co., 5.89%, 3/24/00.....      29,889,408
                                                       --------------
Total Commercial Paper                                  1,131,074,074
                                                       --------------
CORPORATE NOTES (B) (7.5%)
 50,000,000  BA Securities, Inc., 5.86%, 3/13/00.....      49,998,742
 25,000,000  BA Securities, Inc., 6.00%, 3/23/00.....      25,000,000
 15,000,000  Bear, Stearns & Co., Inc., 6.00%,
               4/7/00................................      15,000,000
 50,000,000  Bear, Stearns & Co., Inc., 5.95%,
               1/5/01................................      50,000,000
                                                       --------------
Total Corporate Notes                                     139,998,742
                                                       --------------
REPURCHASE AGREEMENTS (29.9%)
200,000,000  Bear, Stearns & Co., Inc., 5.80%, 3/6/00
               to be repurchased at $207,652,872;
               collateralized by various U.S.
               Government securities.................     200,000,000
159,000,000  Donaldson, Lufkin & Jenrette Securities
               Corp., 5.82%, 3/1/00, to be
               repurchased at $159,025,705;
               collateralized by various U.S.
               Government securities.................     159,000,000
200,000,000  Salomon Smith Barney, 5.87%, 3/1/00, to
               be repurchased at $200,032,611;
               collateralized by various U.S.
               Government securities.................     200,000,000
                                                       --------------
Total Repurchase Agreements                               559,000,000
                                                       --------------
Total Investments (100%) at Amortized Cost             $1,868,698,208
                                                       ==============


(A) Annualized yields at time of purchase.

(B) Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on February 29, 2000.

See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES -- PORTFOLIOS
FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------


                                            TREASURY     GOVERNMENT
                                              CASH          CASH            CASH
                                           PORTFOLIO      PORTFOLIO      PORTFOLIO
                                          ------------  -------------  --------------

ASSETS:
  Investments (Note 2):
    Securities at amortized cost........  $347,921,159  $635,219,265   $1,309,698,208
    Repurchase agreements at cost.......    70,960,000   120,000,000      559,000,000
                                          ------------  ------------   --------------
Total investments at amortized cost.....   418,881,159   755,219,265    1,868,698,208
  Cash..................................        18,152        11,286          193,274
  Interest and other receivables........        17,252     2,152,856        2,825,800
  Organization costs, net of
    amortization (Note 2)...............           120         2,195              594
                                          ------------  ------------   --------------
Total assets............................   418,916,683   757,385,602    1,871,717,876
                                          ------------  ------------   --------------
LIABILITIES:
  Payable to Adviser (Note 3)...........        10,974        24,083           45,595
  Payable to Administrator (Note 3).....        16,673        36,561           69,273
  Accrued expenses......................        32,461        43,277           63,292
                                          ------------  ------------   --------------
Total liabilities.......................        60,108       103,921          178,160
                                          ------------  ------------   --------------
NET ASSETS..............................  $418,856,575  $757,281,681   $1,871,539,716
                                          ============  ============   ==============


See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS -- PORTFOLIOS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------


                                                        TREASURY      GOVERNMENT
                                                          CASH           CASH          CASH
                                                        PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                       -----------   ------------   -----------

INVESTMENT INCOME:
  Interest income....................................  $10,383,217   $23,538,038    $40,513,906
                                                       -----------   -----------    -----------
EXPENSES:
  Investment advisory (Note 3).......................       64,766       141,288        235,022
  Administration (Note 3)............................       96,929       211,404        352,204
  Custody............................................       44,207        96,442        160,376
  Accounting (Note 3)................................       24,000        24,000         24,000
  Legal..............................................        1,494         3,696          4,477
  Audit..............................................        3,441         7,325         11,467
  Trustees...........................................        1,606         3,795          5,491
  Rating fees........................................       14,800            --             --
  Amortization of organization costs (Note 2)........          120         2,195            594
  Miscellaneous......................................        3,429         9,027         19,244
                                                       -----------   -----------    -----------
Total expenses.......................................      254,792       499,172        812,875
                                                       -----------   -----------    -----------
NET INVESTMENT INCOME................................   10,128,425    23,038,866     39,701,031
NET REALIZED GAIN ON INVESTMENTS SOLD................        9,444           729             --
                                                       -----------   -----------    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS...........  $10,137,869   $23,039,595    $39,701,031
                                                       ===========   ===========    ===========


See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS -- PORTFOLIOS
FOR THE YEAR ENDED AUGUST 31, 1999 AND
THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------


                                                  TREASURY         GOVERNMENT
                                                    CASH              CASH              CASH
                                                  PORTFOLIO         PORTFOLIO         PORTFOLIO
                                               ---------------   ---------------   ---------------

NET ASSETS--AUGUST 31, 1998..................  $   264,844,947   $   717,124,357   $   607,340,844
----------------------------                   ---------------   ---------------   ---------------
OPERATIONS:
  Net investment income......................       14,338,620        43,247,634        38,566,190
  Net realized gain (loss) on investments
    sold.....................................          (11,696)           24,483              (663)
                                               ---------------   ---------------   ---------------
Net increase in net assets from operations...       14,326,924        43,272,117        38,565,527
                                               ---------------   ---------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
 INTERESTS:
  Contributions..............................    1,235,422,406     2,886,646,104     2,464,999,269
  Withdrawals................................   (1,121,452,949)   (2,863,580,162)   (2,074,003,392)
                                               ---------------   ---------------   ---------------
Net transactions in investors' beneficial
 interests...................................      113,969,457        23,065,942       390,995,877
                                               ---------------   ---------------   ---------------
Net increase in net assets...................      128,296,381        66,338,059       429,561,404
                                               ---------------   ---------------   ---------------
NET ASSETS--AUGUST 31, 1999..................      393,141,328       783,462,416     1,036,902,248
----------------------------                   ---------------   ---------------   ---------------
OPERATIONS:
  Net investment income......................       10,128,425        23,038,866        39,701,031
  Net realized gain on investments sold......            9,444               729                --
                                               ---------------   ---------------   ---------------
Net increase in net assets from operations...       10,137,869        23,039,595        39,701,031
                                               ---------------   ---------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
 INTERESTS:
  Contributions..............................    1,061,469,622     1,535,870,549     1,562,031,934
  Withdrawals................................   (1,045,892,244)   (1,585,090,879)     (767,095,497)
                                               ---------------   ---------------   ---------------
Net transactions in investors' beneficial
 interests...................................       15,577,378       (49,220,330)      794,936,437
                                               ---------------   ---------------   ---------------
Net increase (decrease) in net assets........       25,715,247       (26,180,735)      834,637,468
                                               ---------------   ---------------   ---------------
NET ASSETS--FEBRUARY 29, 2000................  $   418,856,575   $   757,281,681   $ 1,871,539,716
------------------------------                 ===============   ===============   ===============


See Notes to Financial Statements.

14
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                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- PORTFOLIOS
FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF ORGANIZATION

Core Trust (Delaware) ("Core Trust") was organized as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has five separate investment portfolios. These financial statements relate to Treasury Cash Portfolio, Government Cash Portfolio, and Cash Portfolio (each, a "Portfolio"), each of which is diversified. The Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end management investment companies.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Portfolios:

SECURITY VALUATION-Each Portfolio determines its net asset value per share as of 1:00 p.m., Pacific time, on each business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS-Each Portfolio may invest in repurchase agreements. Each Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value always equals or exceeds the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Portfolio may have difficulty with the disposition of any such securities held as collateral.

ORGANIZATION COSTS-The costs incurred by each Portfolio in connection with its organization have been capitalized and are being amortized using the straight-line method over a five-year period beginning on the commencement of each Portfolio's operations.

FEDERAL TAXES-The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings in the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS-Securities transactions are recorded on the trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER-The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from each Portfolio based upon the total average daily net assets of the Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets.

                                                                              15
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MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- PORTFOLIOS
FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------
ADMINISTRATOR-The administrator of each Portfolio is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Portfolio a fee at an annual rate of 0.05% of the Portfolio's average daily net assets.

PLACEMENT AGENT-Forum Fund Services, LLC, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Portfolio's placement agent, but receives no fee for this service.

OTHER SERVICE PROVIDER-Forum Accounting Services, LLC ("FAcS") serves as the Portfolios' fund accountant and interestholder recordkeeper. For these services, FAcS receives a fee from each Portfolio based on the lesser of $4,000 per month or 0.05% of the Portfolio's average annual daily net assets, plus certain additional charges.

NOTE 4. INCOME AND EXPENSE RATIOS

Income and expense ratios are presented below. During certain periods, various fees were waived and expenses reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding fee waivers and expense reimbursements, if any. All numbers for periods of less than a year are annualized.


                                                                RATIOS TO AVERAGE NET ASSETS
                                                              --------------------------------
                                                                             NET
                                                              INVESTMENT     NET       GROSS
                                                                INCOME     EXPENSES   EXPENSES
                                                              ----------   --------   --------

Treasury Cash Portfolio
  Six Months Ended February 29, 2000........................     5.22%      0.13%      0.13%
  Year Ended August 31, 1999................................     4.69%      0.14%      0.14%
  Year Ended August 31, 1998................................     5.34%      0.15%      0.17%
  Year Ended August 31, 1997................................     5.20%      0.15%      0.18%
  Year Ended August 31, 1996................................     5.30%      0.15%      0.20%
Government Cash Portfolio
  Six Months Ended February 29, 2000........................     5.45%      0.12%      0.12%
  Year Ended August 31, 1999................................     4.94%      0.12%      0.12%
  Year Ended August 31, 1998................................     5.52%      0.13%      0.13%
  Year Ended August 31, 1997................................     5.38%      0.14%      0.14%
  Year Ended August 31, 1996................................     5.49%      0.14%      0.14%
Cash Portfolio
  Six Months Ended February 29, 2000........................     5.64%      0.12%      0.12%
  Year Ended August 31, 1999................................     5.00%      0.12%      0.12%
  Year Ended August 31, 1998................................     5.55%      0.13%      0.13%
  Year Ended August 31, 1997................................     5.45%      0.15%      0.15%
  Year Ended August 31, 1996................................     5.50%      0.15%      0.16%


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